Related Party Transactions (Details) - USD ($)	1 Months Ended	9 Months Ended
	Apr. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Officers and Directors [Member]
Related Party Transactions (Textual)
Due to officers and directors		$ 52,585		$ 32,148
Deputy Managing Director [Member]
Related Party Transactions (Textual)
Consulting fees		$ 68,000	$ 47,000
Sponsorship fee	$ 300,000